1290 Avenue of the Americas

New York, NY 10104

Darin Smith

Lead Director & Associate General Counsel

(319) 573-2676 (Tel.)

Darin.Smith@axa.us.com

November 12, 2019

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Separate Account No. 70 of AXA Equitable Life Insurance Company (“AXA Equitable”)

Post-Effective Amendment No. 2 to the Registration Statement on Form N-4

Retirement Cornerstone® 19

File Nos. 333-229766 and 811-22651

Post-Effective Amendment No. 2 to the Registration Statement on Form N-4

Retirement Cornerstone® 19 Series E

File Nos. 333-229769 and 811-22651

Commissioners:

On behalf of AXA Equitable, we are filing herewith, electronically via EDGAR, AXA Equitable’s Post-Effective Amendment No. 2 to each of the Registration Statements on Form N-4 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best regards,

/s/ Darin Smith
Darin Smith